Document and Entity Information	Oct. 27, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	UMB FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000101382
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	001-38481
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd.
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	860-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	UMBF
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/400th interest in a share of 7.750% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	UMBFO
Security Exchange Name	NASDAQ